CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses
General and administrative	¥ (174,021)	$ (27,308)	¥ (1,109,340)	¥ (749,404)
Total operating expenses	(353,072)	(55,405)	(1,553,989)	(1,951,819)
Loss from operations	(181,539)	(28,488)	(1,340,795)	(870,844)
Share of loss of subsidiaries and affiliated entities	726	114	797	2,223
Other income/(expenses)
Interest income	50,041	7,853	3,526	156,862
Foreign exchange (losses)/gains, net	7,030	1,103	18,720	(1,131)
Other income, net	2,895	454	(253)	18,509
Loss before income tax expense	(129,064)	(20,254)	(1,351,068)	(730,656)
Net loss	(121,524)	(19,070)	(1,307,956)	(694,565)
Accretion on redeemable noncontrolling interests				(4,634)
Net loss attributable to ordinary shareholders	(121,524)	(19,070)	(1,307,956)	(699,199)
Net loss	(121,524)	(19,070)	(1,307,956)	(694,565)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(3,191)		(18,772)	9,705
Foreign currency translation adjustment	0		0	0
Comprehensive loss	(124,715)	(19,571)	(1,326,728)	(684,860)
Parent Company [Member]
Operating expenses
General and administrative	(3,688)	(579)	(4,293)	(3,903)
Total operating expenses	(3,688)	(579)	(4,293)	(3,903)
Loss from operations	(3,688)	(579)	(4,293)	(3,903)
Share of loss of subsidiaries and affiliated entities	(124,832)	(19,589)	(1,301,972)	(689,252)
Other income/(expenses)
Foreign exchange (losses)/gains, net	4,669	733	(2,922)	(2,457)
Other income, net	2,327	365	1,231	1,047
Loss before income tax expense	(121,524)	(19,070)	(1,307,956)	(694,565)
Net loss	(121,524)	(19,070)	(1,307,956)	(694,565)
Accretion on redeemable noncontrolling interests				(4,634)
Net loss attributable to ordinary shareholders	(121,524)	(19,070)	(1,307,956)	(699,199)
Net loss	(121,524)	(19,070)	(1,307,956)	(694,565)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(3,191)	(501)	(18,772)	9,705
Foreign currency translation adjustment	0		0	0
Comprehensive loss	¥ (124,715)	$ (19,571)	¥ (1,326,728)	¥ (684,860)